INCOME TAXES - Components of deferred income tax (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred income taxes
Deferred tax liability, net	$ (692.9)	$ (690.9)	$ (588.2)
Deferred tax expense (income)	11.7	132.4	(14.7)
Loss carryforwards
Deferred income taxes
Deferred tax liability, net	22.8	0.4
Deferred tax expense (income)	(8.0)	3.6	2.9
Accounts payable, accrued charges, provisions and deferred revenue
Deferred income taxes
Deferred tax liability, net	13.9	14.5
Deferred tax expense (income)	0.6	1.4	(4.0)
Defined benefit plans
Deferred income taxes
Deferred tax liability, net	40.6	35.5
Deferred tax expense (income)	(3.2)	(1.9)	(2.2)
Contract assets
Deferred income taxes
Deferred tax liability, net	(54.3)	(48.5)
Deferred tax expense (income)	5.8	7.4	14.3
Property, plant and equipment
Deferred income taxes
Deferred tax liability, net	(471.7)	(488.1)
Deferred tax expense (income)	(16.4)	84.5	12.3
Goodwill, intangible assets and other assets
Deferred income taxes
Deferred tax liability, net	(233.4)	(199.4)
Deferred tax expense (income)	34.0	43.9	25.8
Long-term debt and derivative financial instruments
Deferred income taxes
Deferred tax liability, net	(21.0)	(14.0)
Deferred tax expense (income)	1.3	(7.4)	0.3
Benefits from a general partnership
Deferred income taxes
Deferred tax expense (income)		(0.6)	(67.0)
Other
Deferred income taxes
Deferred tax liability, net	10.2	8.7
Deferred tax expense (income)	$ (2.4)	$ 1.5	$ 2.9